Retirement benefit obligations	6 Months Ended
Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations
Note 11: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Defined benefit pension schemes:
Fair value of scheme assets	39,365	51,534
Present value of funded obligations	(33,992)	(47,130)
Net pension scheme asset	5,373	4,404
Other post-retirement schemes	(87)	(103)
Net retirement benefit asset	5,286	4,301

Recognised on the balance sheet as:
Retirement benefit assets	5,473	4,531
Retirement benefit obligations	(187)	(230)
Net retirement benefit asset	5,286	4,301
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 11: Retirement benefit obligations (continued)
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2022	4,301
Income statement charge	(68)
Employer contributions	1,434
Remeasurement	(382)
Exchange and other adjustments	1
Asset at 30 June 2022	5,286
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2022%	At 31 Dec 2021%

Discount rate	3.80	1.94
Rate of inflation:
Retail Price Index	3.10	3.21
Consumer Price Index	2.77	2.92
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.82	2.88